ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses:
Net income / (loss) from discontinued operations, net of tax	$ 72.7	$ (289.4)	$ 564.9
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Revenues		3,848.5	9,344.8
Operating costs and expenses:
Cost of revenues		1,588.8	4,193.7
Product development		433.6	1,099.5
Sales, general and administrative		1,143.4	2,878.1
Depreciation and amortization		89.3	440.5
Goodwill impairment		1.6	84.3
Total operating costs and expenses		3,256.7	8,696.1
Income / (loss) from discontinued operations		591.8	648.7
Interest income		33.7	62.7
Interest expense		(80.6)	(122.6)
Income / (loss) from equity method investments		(0.5)	(6.4)
Other income / (loss), net		13.2	264.1
Net income (loss) from discontinued operations, net of tax		557.6	846.5
Income tax expense / (benefit)		79.9	239.1
Net income / (loss) from discontinued operations, net of tax		477.7	607.4
Discontinued operations disposed of by means other than sale | Toloka Group, Inc
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Revenues	6.4	26.1	11.1
Operating costs and expenses:
Cost of revenues	8.4	29.7	12.3
Product development	3.4	14.9	25.2
Sales, general and administrative	7.4	22.3	15.5
Depreciation and amortization	0.1	0.2
Total operating costs and expenses	19.3	67.1	53.0
Income / (loss) from discontinued operations	(12.9)	(41.0)	(41.9)
Interest income	0.1
Other income / (loss), net	(0.6)	0.1	(0.5)
Net income (loss) from discontinued operations, net of tax	(13.4)	(40.9)	(42.4)
Income tax expense / (benefit)	(0.2)	0.6	0.1
Net income / (loss) from discontinued operations, net of tax	$ (13.2)	$ (41.5)	$ (42.5)